Earnings Per Share/ADS - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	1,484,748	455,824	481,828
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	4,161,652	1,407,232	90,536